Quarterly Financial Data	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data
(23)	Quarterly Financial Data (Unaudited)

Selected quarterly results of operations for the four quarters ended December 31 are as follows:

	(In Thousands, except per share data)
	2013				2012				2011
	Fourth Quarter	Third Quarter	Second Quarter	First Quarter	Fourth Quarter	Third Quarter	Second Quarter	First Quarter	Fourth Quarter	Third Quarter	Second Quarter	First Quarter

Interest income	$18,315	17,930	17,749	17,820	18,263	18,027	18,166	17,905	17,959	18,295	18,181	17,915

Net interest income	15,704	15,263	15,001	14,967	15,079	14,628	14,590	13,957	13,639	13,880	13,725	13,216

Provision for loan losses	15	738	755	669	2,655	2,407	2,210	2,256	1,629	2,462	2,618	1,969

Earnings before income taxes	6,514	7,115	6,684	4,862	4,267	5,643	5,122	4,631	3,917	4,365	4,283	4,030

Net earnings	4,163	4,481	4,247	2,978	2,715	3,459	3,149	2,825	2,296	2,663	2,615	2,476

Basic earnings per common share	0.56	0.60	0.57	0.40	0.37	0.47	0.43	0.39	0.31	0.37	0.36	0.34

Diluted earnings per common share	0.55	0.60	0.57	0.40	0.37	0.47	0.43	0.39	0.31	0.36	0.36	0.34